ACCRUED AND OTHER LIABILITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Payables and Accruals [Abstract]
ACCRUED AND OTHER LIABILITIES

7.	ACCRUED AND OTHER LIABILITIES

As of March 31, 2026 and December 31, 2025, total accrued expenses and other liabilities were $672,727 and $701,844, respectively. Accrued expenses and other liabilities primarily consist of short-term operational obligations, including credit card payables, insurance premiums payable, attorney fees payable, audit fees payable, and other miscellaneous accrued expenses.

The overall decrease of $29,117 from December 31, 2025 to March 31, 2026 was primarily driven by lower professional fee accruals. Audit fees payable increased significantly from $33,033 to $176,400, reflecting ongoing audit and financial reporting activities, and attorney fees payable of $125,000 were recognized in the current period. In addition, credit card payables of $18,533 as of March 31, 2026 represent routine operating expenditures incurred but not yet settled at period end.

These increases were partially offset by a decrease in other payables, which declined from $372,591 to $169,734, primarily due to the settlement of prior period accrued obligations. Insurance premiums payable also decreased from $187,198 to $134,225 as a result of payments made during the quarter.

	March 31,	December 31,
	2026	2025
Credit card payable	$18,533	$-
Insurance premiums	134,225	187,198
Attorney fees payable	125,000	-
Audit fees payable	176,400	33,033
Other payable	218,569	481,613
Total accrued and other liabilities	$672,727	$701,844

9.	ACCRUED AND OTHER LIABILITIES

As of December 31, 2025 and 2024, total accrued expenses and other liabilities were $701,844 and $219,815, respectively.

Accrued expenses and other liabilities primarily consist of short-term operational obligations, including credit card payables, attorney fees payable, audit fees payable, other professional fees payable, and other miscellaneous accrued expenses.

The increase in accrued expenses and other liabilities from $219,815 as of December 31, 2024 to $701,844 as of December 31, 2025 primarily reflects the professional service accruals and insurance premiums during 2025.

	December 31,	December 31,
	2025 (Restated)	2024
Credit card payable	$-	$53,240
Insurance premium	187,198	-
Attorney fees payable	-	56,957
Audit fees payable	33,033	71,532
Other professional fees payable		24,682
Other payable	481,613	13,404
Total accrued expenses and other liabilities	$701,844	$219,815